Long-Term Debt, net - Principal Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Scheduled maturities of long-term debt
December 31, 2025	$ 35,220
December 31, 2026	35,220
December 31, 2027	116,370
December 31, 2028	282,886
December 31, 2029	274,850
Total long-term debt	$ 744,546